Credit Risk - Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Upside 1
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	1.30%	0.49%
House price growth, Peak/(trough) at	(3.07%)	2.45%
GDP, 5-year average increase/decrease	2.33%	0.75%
GDP, Cumulative growth/(fall) to peak/(trough)	12.19%	3.82%
Unemployment rate, 5-year end period	3.60%	4.14%
Unemployment rate, Peak/(trough) at	4.45%	6.28%
Bank of England bank rate, 5-year end period	2.00%	1.75%
Bank of England bank rate, Peak/(trough) at	2.00%	1.75%
Base case
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	2.00%	1.38%
House price growth, Peak/(trough) at	0.00%	7.11%
GDP, 5-year average increase/decrease	1.89%	0.39%
GDP, Cumulative growth/(fall) to peak/(trough)	9.83%	1.96%
Unemployment rate, 5-year end period	4.30%	5.50%
Unemployment rate, Peak/(trough) at	4.70%	7.90%
Bank of England bank rate, 5-year end period	0.75%	0.25%
Bank of England bank rate, Peak/(trough) at	0.75%	0.25%
Downside 1
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(1.78%)	(2.01%)
House price growth, Peak/(trough) at	(9.87%)	(9.65%)
GDP, 5-year average increase/decrease	0.93%	(0.38%)
GDP, Cumulative growth/(fall) to peak/(trough)	4.75%	(1.88%)
Unemployment rate, 5-year end period	5.65%	5.84%
Unemployment rate, Peak/(trough) at	5.65%	6.51%
Bank of England bank rate, 5-year end period	1.00%	0.25%
Bank of England bank rate, Peak/(trough) at	1.00%	0.25%
Downside 2
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(3.27%)	(4.54%)
House price growth, Peak/(trough) at	(24.03%)	(20.72%)
GDP, 5-year average increase/decrease	0.49%	(0.98%)
GDP, Cumulative growth/(fall) to peak/(trough)	2.48%	(4.80%)
Unemployment rate, 5-year end period	5.95%	6.52%
Unemployment rate, Peak/(trough) at	7.27%	8.78%
Bank of England bank rate, 5-year end period	2.25%	2.75%
Bank of England bank rate, Peak/(trough) at	3.00%	3.00%
Downside 3
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(6.00%)	(4.44%)
House price growth, Peak/(trough) at	(32.12%)	(20.32%)
GDP, 5-year average increase/decrease	(0.58%)	(2.82%)
GDP, Cumulative growth/(fall) to peak/(trough)	(2.85%)	(13.33%)
Unemployment rate, 5-year end period	6.80%	7.40%
Unemployment rate, Peak/(trough) at	11.90%	11.90%
Bank of England bank rate, 5-year end period	0.25%	0.00%
Bank of England bank rate, Peak/(trough) at	(0.50%)	(0.50%)